OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Short-term deposit (1)	$-	$1,065
Prepaid expenses	160	147
Income receivable	17	20
Others	40	35

	$217	$1,267

(1)
As part of the CTN transaction, OPCTN S.A. deposited CHF 1,000 ($ 1,065) into an escrow account following to the purchase of Eldista. The release of the adjustment escrow was depended on the consequence of the net assets adjustment. Finally the escrow was released in March, 2012 (see note 1b(2)).